PAINEWEBBER TAX-MANAGED EQUITY FUND                            SEMIANNUAL REPORT

                                                                April 16, 1999

Dear Shareholder,

We are pleased to present you with the first semiannual report for the PaineWebber Tax-Managed Equity Fund (the "Fund") for the 11-week period from commencement of operations on December 14, 1998 through February 28, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------

As the Fund commenced operations in December, the stock market was in the midst of a period of intense volatility. Only the month before, the Federal Reserve had lowered short-term interest rates for the third time in three months to quell investor anxieties. The market rebounded with strong gains at the end of 1998, led by technology stocks. Prices remained volatile, however, and the market, as measured by the S&P 500 Index (the "Index") posted a much lower gain in January 1999. Investors began to worry that inflation might heat up and cause interest rates to rise again. Concerns about decreasing demand for PCs and a potential for year 2000 disruptions hurt technology stock prices. The Index lost 3.11% in February, its first monthly loss since August 1998. From December 1998 through February 1999, the Index gained 6.88%.

OUTLOOK

The economy is sending mixed signals -- auto sales look strong but airline traffic has been weak. Unemployment is down, but inflation does not seem to be increasing. We'll be watching for a clear signal on interest rates from the Federal Reserve, but right now it looks as if monetary policy will remain neutral.

The stock market has remained volatile since period-end -- the Dow Jones Industrial Average recently surpassed 10,000 but promptly fell back almost 180 points intraday. Technology stocks are still correcting, and no other sector has emerged yet as a market leader. This could be good for the long-term health of the market, in that it may encourage investors to diversify into other capitalization segments or styles as market volatility subsides.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE

The Fund's total return consists of the change in net asset value with dividends reinvested. For the 11-week period from commencement of operations on December 14, 1998 through February 28, 1999, without deducting sales charges, Class A shares gained 0.96%, Class B shares gained 0.80%, Class C shares gained 0.80% and Class Y shares gained 0.88%.

------------------------------------------------------------------------------
PAINEWEBBER
TAX-MANAGED
EQUITY FUND

PROFILE

Goal:
Maximize after-tax
total return

Portfolio Managers:
Mark A. Tincher,
Christopher G. Altschul
Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$44.5 million as of
February 28, 1999

Dividend Payments:
Annually
------------------------------------------------------------------------------

SEMIANNUAL REPORT

The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 3.59%, Class B shares lost 4.20% and Class C shares lost 0.20%. Class Y shares are not subject to sales charges.


Highlights

From commencement through February 28, 1999, we began constructing the Fund's portfolio according to its investment discipline. The Fund seeks to maximize after-tax total return by using a tax-advantaged valuation model to invest primarily in stocks of companies believed to have above-average earnings growth potential with reasonable valuations. As of February 28, 1999, the Fund was 81.5% invested in stocks, with 18.5% in cash.* The Fund held about 100 stocks and its average market capitalization was $13.8 billion.*

We eliminated several of the Fund's positions during the period. For example, we sold Bethlehem Steel at a small profit after it announced disappointing earnings for the fourth quarter of 1998. Also, when Morton International became a takeover target we sold the stock at its tender price, not wanting to risk a price decline if obstacles to the takeover arose.

The Fund has lagged the Index since its inception. The Fund's investment discipline generally favors value stocks, i.e., stocks with lower prices relative to earnings per share. Since the Fund's inception in December 1998, value stocks generally have underperformed growth stocks, i.e., stocks with higher prices relative to earnings per share and above average earnings growth.

Value and growth stocks have tended to perform in line with each other over time. In light of that trend, and considering our economic outlook for 1999, we expect the unusually wide gap between value and growth stocks to narrow --although there can be no guarantee that this will happen. Based on our current assessment, we do not anticipate making any strategic changes to the Fund over the next reporting period.


TOP TEN STOCKS*

            Mettler-Toledo International Inc.              4.1%
            Chase Manhattan Corp.                          1.3%
            Hewlett-Packard Corp.                          1.3%
            The Limited, Inc.                              1.3%
            Travelers Property Casualty Corp.              1.3%
            K Mart Corp.                                   1.2%
            Litton Industries, Inc.                        1.1%
            Ross Stores, Inc.                              1.1%
            Computer Associates International Inc.         1.1%
            Autodesk, Inc.                                 1.1%




* Portfolio weightings represent percentages of net assets as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PaineWebber
Tax-Managed Equity Fund
Top Five Sectors*
Financial Services 17.5%
Technology 17.2%
Capital Goods 16.3%
Customer Cyclical 15.5%
Consumer Noncyclical 6.5%

PAINEWEBBER TAX-MANAGED EQUITY FUND                            SEMIANNUAL REPORT




Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a Quarterly Review on PaineWebber Tax-Managed Equity Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,





/s/ Margo Alexander
-----------------------
MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.



/s/ Mark A. Tincher
--------------------------
MARK A. TINCHER

Managing Director and
Chief Investment Officer - Equities
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Tax-Managed Equity Fund


/s/ Christopher G. Altschul
----------------------------
CHRISTOPHER G. ALTSCHUL
First Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Tax-Managed Equity Fund


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


This letter is intended to assist shareholders in understanding how the Fund performed during the 11-week period ended February 28, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

PAINEWEBBER TAX-MANAGED EQUITY FUND
PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1999 (unaudited)


Number of
 Shares                                                                  Value
---------                                                              ---------

COMMON STOCK--81.48%

Agriculture, Food & Beverage--2.53%
   14,000       Interstate Bakeries Corporation .................. $    336,000
   15,000       RJR Nabisco Holdings Corporation .................      409,687
   14,000       Sara Lee Corporation .............................      380,625
                                                                   ------------
                                                                      1,126,312
                                                                   ------------

Airlines--0.76%
    9,800       Continental Airlines Incorporated* ...............      339,325
                                                                   ------------

Alcohol--0.94%
    7,000       Coors Adolph Corporation .........................      416,938
                                                                   ------------

Apparel, Retail--2.41%
   11,000       Ross Stores, Incorporated ........................      503,250
   16,000       The Limited, Incorporated ........................      568,000
                                                                   ------------
                                                                      1,071,250
                                                                   ------------

Apparel, Textiles--0.91%
   12,000       Liz Claiborne, Incorporated ......................      404,250
                                                                   ------------

Banks--3.17%
    9,000       Bank One Corporation .............................      483,750
    3,200       Independent Bancshares Incorporated ..............       36,600
    7,500       The Chase Manhattan Corporation ..................      597,187
    9,300       UnionBanCal Corporation ..........................      292,369
                                                                   ------------
                                                                      1,409,906
                                                                   ------------

Chemicals--2.05%
   10,000       Alliedsignal, Incorporated .......................      413,750
   11,500       Gencorp Incorporated .............................      230,719
   20,000       W.R. Grace and Company ...........................      268,750
                                                                   ------------
                                                                        913,219
                                                                   ------------

Computer Hardware--3.99%
    9,000       Hewlett-Packard Company ..........................      597,938
    2,200       International Business Machines Corporation ......      374,000
    3,500       Lexmark International Group, Incorporated* .......      361,156
    8,000       Xerox Corporation ................................      441,500
                                                                   ------------
                                                                      1,774,594
                                                                   ------------

Computer Software--3.99%
   12,500       Autodesk, Incorporated ...........................      501,562
   12,000       Computer Associates International, Incorporated...      504,000
   25,000       Parametric Technology Corporation* ...............      384,375
   13,000       Unisys Corporation* ..............................      387,563
                                                                   ------------
                                                                      1,777,500
                                                                   ------------

Construction--0.74%
    9,000       Centex Corporation ...............................    $ 331,313
                                                                   ------------

Consumer Durables--1.29%
   14,000       Herman Miller, Incorporated ......................      238,000
    6,000       Maytag Corporation ...............................      336,375
                                                                   ------------
                                                                        574,375
                                                                   ------------

Defense/Aerospace--6.96%
   11,000       Cordant Technologies Incorporated ................      428,313
    8,000       General Dynamics Corporation .....................      483,500
   15,000       Howmet International Incorporated ................      241,875
    9,000       Litton Industries, Incorporated ..................      505,125
   10,000       Lockheed Martin Corporation ......................      376,875
    3,300       Newport News Shipbuilding Incorporated ...........       95,494
    7,000       Sundstrand Corporation ...........................      473,812
    4,000       United Technologies Corporation ..................      495,500
                                                                   ------------
                                                                      3,100,494
                                                                   ------------

Diversified Retail--2.86%
    9,000       Federated Department Stores, Incorporated* .......      342,562
   30,000       K Mart Corporation* ..............................      525,000
   10,000       Sears, Roebuck & Company .........................      406,250
                                                                   ------------
                                                                      1,273,812
                                                                   ------------

Drugs & Medicine--0.98%
    8,000       Pharmacia & Upjohn, Incorporated .................      436,000
                                                                   ------------

Electric Utilities--9.12%
   11,000       Baltimore Gas & Electric Corporation .............      281,875
    7,500       BEC Energy .......................................      273,281
    8,000       Carolina Power & Light Corporation ...............      319,000
   10,800       Edison International, Incorporated ...............      275,400
   72,000       Mettler-Toledo International Incorporated* .......    1,840,500
    7,700       PECO Energy Company ..............................      272,869
    9,400       PG&E Corporation .................................      296,100
    7,000       Pinnacle West Capital Corporation ................      252,875
    9,600       Rochester Gas & Electric Corporation .............      250,800
                                                                   ------------
                                                                      4,062,700
                                                                   ------------

Electrical Equipment--0.52%
    7,500       SCI Systems, Incorporated* .......................      232,031
                                                                   ------------

Electrical Power--0.94%
    6,000       Philips Electronics N.V. .........................      417,750
                                                                   ------------

PAINEWEBBER TAX-MANAGED EQUITY FUND


Number of
 Shares                                                                  Value
---------                                                              ---------

COMMON STOCK (continued)

Energy Reserves & Production--0.52%
    2,800       Mobil Corporation ................................    $ 232,925
                                                                   ------------

Entertainment--0.89%
   15,000       King World Productions, Incorporated* ............      396,563
                                                                   ------------

Environmental Services--1.25%
    4,200       Allied Waste Industries Incorporated* ............       81,900
   15,000       Browning-Ferris Industries, Incorporated .........      472,500
                                                                   ------------
                                                                        554,400
                                                                   ------------

Food Retail--0.62%
   29,000       Food Lion Incorporated ...........................      276,406
                                                                   ------------

Heavy Machinery--1.73%
    9,000       Caterpillar, Incorporated ........................      410,062
   11,000       Deere & Company ..................................      359,563
                                                                   ------------
                                                                        769,625
                                                                   ------------

Information & Computer Services--3.10%
    6,500       Computer Sciences Corporation* ...................      433,062
    9,700       Electronic Data Systems Corporation* .............      451,050
   13,000       First Data Corporation ...........................      497,250
                                                                   ------------
                                                                      1,381,362
                                                                   ------------

Leisure--1.04%
    7,000       Eastman Kodak Company ............................      463,313
                                                                   ------------

Life Insurance--2.91%
    6,000       CIGNA Corporation ................................      471,000
   13,000       Conseco, Incorporated ............................      389,188
    4,600       Lincoln National Corporation .....................      435,562
                                                                   ------------
                                                                      1,295,750
                                                                   ------------

Manufacturing--General--2.35%
   12,000       American Standard Companies, Incorporated* .......      402,750
   12,000       Crane Company ....................................      329,250
    5,500       SPX Corporation* .................................      314,187
                                                                   ------------
                                                                      1,046,187
                                                                   ------------

Medical Products--1.87%
   12,000       Mallinckrodt Incorporated ........................      371,250
    5,600       St. Jude Medical, Incorporated* ..................      140,700
   10,000       Varian Associates, Incorporated ..................      320,000
                                                                   ------------
                                                                        831,950
                                                                   ------------


Number of
 Shares                                                                  Value
---------                                                              ---------


Medical Providers--0.64%
   16,000       Columbia/HCA Healthcare Corporation ..............    $ 286,000
                                                                   ------------

Mining & Metals--0.67%
    7,000       Reynolds Metals Company ..........................      299,250
                                                                   ------------

Motor Vehicles--2.92%
    8,000       Ford Motor Company ...............................      474,500
    6,000       General Motors Corporation .......................      495,375
    7,000       TRW Incorporated .................................      330,750
                                                                   ------------
                                                                      1,300,625
                                                                   ------------

Oil Refining--1.79%
   16,000       Tosco Corporation ................................      331,000
   16,000       YPF S.A., ADR ....................................      464,000
                                                                   ------------
                                                                        795,000
                                                                   ------------

Oil Services--1.44%
   25,000       BJ Services Company* .............................      351,563
   12,600       Cooper Cameron Corporation .......................      291,375
                                                                   ------------
                                                                        642,938
                                                                   ------------

Other Insurance--7.58%
    6,000       ACE Limited ......................................      163,500
   12,500       Allstate Corporation .............................      468,750
    7,000       Chubb Corporation ................................      418,250
   11,000       Enhance Financial Services Group Incorporated ....      260,562
   10,600       Horace Mann Educators Corporation ................      248,438
    4,000       Loews Corporation ................................      312,750
    5,500       MBIA, Incorporated ...............................      338,594
   16,000       Old Republic International Corporation ...........      301,000
    6,800       PartnerRe Limited ................................      294,100
   15,000       Travelers Property Casualty Corporation ..........      569,062
                                                                   ------------
                                                                      3,375,006
                                                                   ------------

Publishing--0.84%
   11,000       Deluxe Corporation ...............................      372,625
                                                                   ------------

Restaurants--0.99%
   20,000       Darden Restaurants, Incorporated .................      440,000
                                                                   ------------

Securities & Asset Management--1.63%
    7,000       Lehman Brothers Holdings, Incorporated ...........      371,000
    4,600       Merrill Lynch & Company, Incorporated ............      353,050
                                                                   ------------
                                                                        724,050
                                                                   ------------


PAINEWEBBER TAX-MANAGED EQUITY FUND


Number of
 Shares                                                                  Value
---------                                                              ---------

COMMON STOCK (concluded)

Thrift--0.69%
  10,000        Greenpoint Financial Corporation .................    $ 306,875
                                                                   ------------

Number of
 Shares                                                                  Value
---------                                                              ---------

 Tobacco--1.85%
   8,000        Philip Morris Companies Incorporated .............    $ 313,000
   9,000        Universal Corporation ............................      244,688
   9,000        UST Incorporated .................................      266,062
                                                                   ------------
                                                                        823,750
                                                                   ------------

Total Common Stocks
   (cost--$36,591,396) ...........................................   36,276,369
                                                                   ------------


   Principal
   Amount
    (000)                                                       Maturity Dates   Interest Rates
   ---------                                                    --------------   --------------

REPURCHASE AGREEMENTS--18.88%
  $2,000     Repurchase Agreement dated 02/26/99 with
              Deutsche Bank Securities Incorporated,
              collateralized by $1,895,000 U.S. Treasury Notes,
              6.500% due 05/15/05 (value--$2,055,365);
              proceeds: $2,000,788 ................................   03/01/99          4.730%           2,000,000
                                                                                                     -------------
   2,000     Repurchase Agreement dated 02/26/99 with
              Dresdner Kleinwort Benson N.A. LLC, collateralized
              by $1,931,000 U.S. Treasury Bonds, 8.250% due
              05/15/05 (value--$2,040,275); proceeds: $2,000,788 ..   03/01/99           4.730           2,000,000
                                                                                                     -------------
   2,000     Repurchase Agreement dated 02/26/99 with
              SG Cowen Corporation, collateralized by
              $1,512,000 U.S. Treasury Bonds, 8.875% due
              08/15/17 (value--$2,041,200); proceeds: $2,000,792...   03/01/99           4.750           2,000,000
                                                                                                     -------------
   2,407     Repurchase Agreement dated 02/26/99 with
              State Street Bank Corporation, collateralized by
              $1,685,000 U.S. Treasury Bonds, 12.000% due
              08/15/13 (value--$2,462,206); proceeds: $2,407,947...   03/01/99           4.720           2,407,000

Total Repurchase Agreements (cost--$8,407,000) ....................................................      8,407,000
                                                                                                     -------------
Total Investments (cost--$44,998,396)--100.36% ....................................................     44,683,369
Liabilities in excess of other assets--(0.36)% ....................................................       (158,465)
                                                                                                     -------------
Net Assets--100.00% ...............................................................................  $  44,524,904
                                                                                                     =============

---------------------------
* Non-Income producing security
  ADR American Depositary Receipt

                See accompanying notes to financial statements

PAINEWEBBER TAX-MANAGED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES                FEBRUARY 28, 1999 (unaudited)



Assets

Investments in securities, at value (cost--$44,998,396) .......................................       $ 44,683,369
Cash ..........................................................................................                130
Receivable for shares of beneficial interest sold .............................................            371,957
Dividends and interest receivable .............................................................             48,971
Other assets ..................................................................................                543
                                                                                                      ------------
Total assets ..................................................................................         45,104,970
                                                                                                      ------------

Liabilities

Payable for investments purchased .............................................................            476,786
Payable to affiliates .........................................................................             38,568
Payable for shares of beneficial interest repurchased .........................................             28,709
Accrued expenses and other liabilities ........................................................             36,003
                                                                                                      ------------
Total liabilities .............................................................................            580,066
                                                                                                      ------------

Net Assets

Beneficial interest--$0.001 par value outstanding (unlimited amount authorized) ...............         44,528,224
Accumulated net investment loss ...............................................................            (15,175)
Accumulated net realized gain from investment transactions ....................................            326,882
Net unrealized depreciation of investments ....................................................           (315,027)
                                                                                                      ------------
Net assets ....................................................................................       $ 44,524,904
                                                                                                      ============


Class A:

Net assets ....................................................................................       $ 14,350,306
                                                                                                      ------------
Shares outstanding ............................................................................          1,137,230
                                                                                                      ------------
Net asset value and redemption value per share ................................................       $      12.62
                                                                                                      ============
Maximum offering price per share (net asset value plus sales charge of 4.50%
    of offering price)                                                                                $      13.21
                                                                                                      ============

Class B:

Net assets ....................................................................................       $ 16,894,851
                                                                                                      ------------
Shares outstanding ............................................................................          1,340,895
                                                                                                      ------------
Net asset value and offering price per share ..................................................       $      12.60
                                                                                                      ============

 Class C:

Net assets ....................................................................................       $ 13,279,734
                                                                                                      ------------
Shares outstanding ............................................................................          1,053,931
                                                                                                      ------------
Net asset value and offering price per share ..................................................       $      12.60
                                                                                                      ============

Class Y:

Net assets ....................................................................................       $         13
                                                                                                      ------------
Shares outstanding ............................................................................                  1
                                                                                                      ------------
Net asset value, offering price and redemption value per share ................................       $      12.61
                                                                                                      ============


                See accompanying notes to financial statements

PAINEWEBBER TAX-MANAGED EQUITY FUND

STATEMENT OF OPERATIONS

                                                                                                   For the Period
                                                                                                 December 14, 1998+
                                                                                                       through
                                                                                                  February 28, 1999
                                                                                                     (unaudited)
                                                                                                   ---------------
Investment income:

Dividends .....................................................................................        $  91,884
Interest ......................................................................................           65,695
                                                                                                       ---------
                                                                                                         157,579
                                                                                                       ---------

Expenses:

Investment advisory and administration ........................................................           61,247
Service fees--Class A .........................................................................            6,788
Service and distribution fees--Class B ........................................................           31,564
Service and distribution fees--Class C ........................................................           22,947
Organizational expenses .......................................................................           36,197
Legal and audit ...............................................................................           17,391
Reports and notices to shareholders ...........................................................           10,972
Transfer agency fees ..........................................................................            4,667
Custody and accounting ........................................................................            4,621
Trustees' fees ................................................................................            2,625
Federal and state registration fees ...........................................................            1,042
Other expenses ................................................................................            7,405
                                                                                                       ---------
                                                                                                         207,466
Less: Fee waivers from adviser ................................................................          (34,712)
                                                                                                       ---------
Net expenses ..................................................................................          172,754
                                                                                                       ---------
Net investment loss ...........................................................................          (15,175)
                                                                                                       ---------
Realized and unrealized gains (losses) from investment activities:
Net realized gain from investment transactions ................................................          326,882
Net unrealized appreciation/depreciation of investments .......................................         (315,027)
                                                                                                       ---------
Net realized and unrealized gain from investment activities ...................................           11,855
                                                                                                       ---------

Net decrease in net assets resulting from operations ..........................................        $  (3,320)
                                                                                                       =========

+  Commencement of operations

                See accompanying notes to financial statements

PAINEWEBBER TAX-MANAGED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   For the Period
                                                                                                 December 14, 1998+
                                                                                                       through
                                                                                                  February 28,1999
                                                                                                     (unaudited)
                                                                                                   ---------------

From operations:

Net investment loss ...........................................................................      $   (15,175)
Net realized gain from investment transactions ................................................          326,882
Net unrealized appreciation/depreciation of investments .......................................         (315,027)
                                                                                                     -----------
Net decrease in net assets resulting from operations ..........................................           (3,320)
                                                                                                     -----------

From beneficial interest transactions:

Net proceeds from the sale of shares ..........................................................       46,508,489
Cost of shares repurchased ....................................................................       (1,980,315)
                                                                                                     -----------
Net increase in net assets derived from beneficial interest transactions ......................       44,528,174
                                                                                                     -----------
Net increase in net assets ....................................................................       44,524,854

Net assets:

Beginning of period ...........................................................................               50
                                                                                                     -----------
End of period .................................................................................      $44,524,904
                                                                                                     ===========


------------------------
+ Commencement of operations


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Tax-Managed Equity Fund (the "Fund") is a diversified series of PaineWebber Managed Investments Trust (the "Trust"). The Trust was organized as a Massachusetts business trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to maximize after-tax total return.

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market or listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Notes to Financial Statements (unaudited)


   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets. For the period ended February 28, 1999, Mitchell Hutchins has voluntarily undertaken to waive a portion of advisory fees and reimburse a portion of other expenses when necessary to maintain the Fund's total annual operating expenses at a level not to exceed 1.62%, 2.37%, 2.37% and 1.37% of the Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. At February 28, 1999, the Fund owed Mitchell Hutchins $13,483 in investment advisory and administration fees.

   For the period ended February 28, 1999, the Tax-Managed Equity Fund paid $1,164 in commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At February 28, 1999, the Fund owed Mitchell Hutchins $25,085 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the period ended February 28, 1999, it earned $281,836 in sales charges.

Notes to Financial Statements (unaudited)


SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. During the period ended February 28, 1999, the Fund did not participate in the Securities Lending Program.


BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purchases. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Fund in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended February 28, 1999, the Fund did not borrow under the Facility.


TRANSFER AGENCY SERVICE FEES

   PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the period ended February 28, 1999, PaineWebber received approximately 51% of the total transfer agency service fees collected by PFPC, Inc. from the Fund.

Notes to Financial Statements (unaudited)


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At February 28, 1999, the components of net unrealized depreciation of investments were as follows:

      Gross depreciation (investments having an
          excess of cost over value) ..............    $(2,116,412)
      Gross appreciation (investments having an excess
          of value over cost) .....................      1,801,385
                                                       -----------
      Net unrealized depreciation of investments ..    $  (315,027)
                                                       ===========


   For the period ended February 28, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $38,008,191 and $1,743,649, respectively.


FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to any federal excise tax.

BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         Class A                       Class B                  Class C                  Class Y
                                   ------------------          ---------------------      ------------------       -----------------
                                   Shares      Amount          Shares         Amount      Shares      Amount       Shares     Amount
                                   ------      ------          ------         ------      ------      ------       ------     ------
For the Period December 14, 1998+
through February 28, 1999:

Shares sold ..................  1,185,069    $14,927,087      1,382,794    $17,412,859   1,120,935   $14,168,543         --    $  --
Shares repurchased ...........    (52,073)      (660,861)       (37,663)      (473,310)    (67,005)     (846,144)        --       --
Shares converted from
  Class B to Class A .........      4,233         54,526         (4,237)       (54,526)      --        --                --       --
                                ---------    -----------      ---------    -----------   ---------   -----------     ------    -----
Net Increase .................  1,137,229    $14,320,752      1,340,894    $16,885,023   1,053,930   $13,322,399         --    $  --
                                =========    ===========      =========    ===========   =========   ===========     ======    =====


+ Commencement of operations

PAINEWEBBER TAX-MANAGED EQUITY FUND

FINANCIAL HIGHLIGHTS (unaudited)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                                                            For the Period December 14, 1998+
                                                                                                through February 28, 1999
                                                                                     --------------------------------------------
                                                                                       Class A           Class B        Class C
                                                                                     ----------        ----------      ----------
Net asset value, beginning of period ............................................     $  12.50         $   12.50       $  12.50
                                                                                      --------         ---------       --------
Net investment income (loss) ....................................................         0.01             (0.01)         (0.01)
Net realized and unrealized gains from investments ..............................         0.11              0.11           0.11
                                                                                      --------          --------       --------
Total increase from investment operations .......................................         0.12              0.10           0.10
                                                                                      --------          --------       --------
Net asset value, end of period ..................................................     $  12.62          $  12.60       $  12.60
                                                                                      ========          ========       ========
Total investment return (1) .....................................................         0.96%             0.80%          0.80%
                                                                                      ========          ========       ========
Ratios/Supplemental data:
Net assets, end of period (000's) ...............................................     $ 14,350          $ 16,895       $ 13,280
Expenses to average net assets, net of waivers from adviser .....................         1.61%*            2.36%*         2.37%*
Expenses to average net assets, before waivers from adviser .....................         2.07%*            2.78%*         2.77%*
Net investment income (loss) to average net assets, net of waivers from adviser .         0.31%*           (0.44)%*       (0.42)%*
Net investment loss to average net assets, before waivers from adviser ..........        (0.15)%*          (0.85)%*       (0.83)%*
Portfolio turnover rate .........................................................            5%                5%             5%

--------------------------------------------------------------------------------

*     Annualized
+     Commencement of operations

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for the period has not been annualized.

Note: For the period December 14, 1998+ through February 28, 1999, the fund issued one share of Class Y at a net asset value of $12.50. Net realized and unrealized gains from investments during the period were $0.11 and the end of period net asset value was $12.61. Total return(1) was 0.88% and the portfolio turnover rate was 5%.

-----------

TRUSTEES
E. Garrett Bewkes, Jr.
Chairman
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt


Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer

PRINCIPAL OFFICERS
Margo N. Alexander
President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Paul H. Schubert
Vice President and Treasurer
Mark A. Tincher
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

--------------------------------------------------------------------------------

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Tax-Managed Equity Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS
o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


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                   (Copyright) 1999 PaineWebber Incorporated
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TAX-MANAGED
EQUITY FUND


                                                               SEMIANNUAL REPORT




                              FEBRUARY 28, 1999